PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software and related accumulated depreciation and amortization

	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
			(Note 3)
Computers and equipment	265,098,467	270,992,348	38,168,474
Office furniture and fixtures	1,710,298	1,651,530	232,613
Motor vehicles	3,344,272	3,435,856	483,930
Software	10,542,201	10,542,201	1,484,838
Less: accumulated depreciation and amortization	(137,847,601)	(192,292,625)	(27,083,850)
Net book value	142,847,637	94,329,310	13,286,005